Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 342,962,788	$ 320,520,478
Investments, Excluding Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	342,962,788	320,520,478
Investments, Excluding Interest-Bearing Deposits | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	95,852,057	129,810,992
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,088,109	9,544,361
Common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,088,109	9,544,361
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,088,109	9,544,361
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	83,062,165	115,245,091
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	83,062,165	115,245,091
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	83,062,165	115,245,091
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	247,110,731	190,709,486
Common collective trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	247,110,731	190,709,486
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,701,783	5,021,540
Money market funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,701,783	5,021,540
Money market funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 5,701,783	$ 5,021,540